Schedule of non-cancellable operating lease contracts (Details)	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Operating lease term	3 years
Office premise Block 1090 [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	3 years
Office premise Block 1092 [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	3 years